Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000133119 | Health Care
Holdings [Line Items]
Percent of Total Investments	98.80%
C000133119 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.00%
C000133119 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.20%
C000133120 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.30%
C000133120 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.40%
C000133120 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.50%
C000133120 | Industrials
Holdings [Line Items]
Percent of Total Investments	38.70%
C000133120 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.40%
C000133120 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.50%
C000133120 | Energy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000133120 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000133121 | Health Care
Holdings [Line Items]
Percent of Total Investments	27.70%
C000133121 | Information Technology
Holdings [Line Items]
Percent of Total Investments	26.20%
C000133121 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000133121 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.70%
C000133121 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.10%
C000133121 | Financials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000133122 | Information Technology
Holdings [Line Items]
Percent of Total Investments	39.40%
C000133122 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000133122 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	18.80%
C000133122 | Communication Services
Holdings [Line Items]
Percent of Total Investments	21.10%
C000133122 | Financials
Holdings [Line Items]
Percent of Total Investments	20.60%
C000209702 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.50%
C000209702 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	1.30%
C000209702 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.90%
C000209702 | Communication Services
Holdings [Line Items]
Percent of Total Investments	13.50%
C000209702 | Financials
Holdings [Line Items]
Percent of Total Investments	43.30%
C000209702 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000226276 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.60%
C000226276 | Information Technology
Holdings [Line Items]
Percent of Total Investments	26.20%
C000226276 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.40%
C000226276 | Industrials
Holdings [Line Items]
Percent of Total Investments	59.60%
C000226276 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.40%
C000226276 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.50%
C000226276 | Equity Fund
Holdings [Line Items]
Percent of Total Investments	0.30%
C000164426 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.60%
C000164426 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.80%
C000164426 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.30%
C000164426 | Industrials
Holdings [Line Items]
Percent of Total Investments	38.90%
C000164426 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.50%
C000164426 | Materials
Holdings [Line Items]
Percent of Total Investments	6.80%
C000164426 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.10%
C000164427 | Health Care
Holdings [Line Items]
Percent of Total Investments	16.30%
C000164427 | Information Technology
Holdings [Line Items]
Percent of Total Investments	47.50%
C000164427 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	1.50%
C000164427 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.00%
C000164427 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.00%
C000164427 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000164427 | Financials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000164427 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000264062 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.60%
C000264062 | Equity Fund
Holdings [Line Items]
Percent of Total Investments	85.30%
C000264062 | Call
Holdings [Line Items]
Percent of Total Investments	7.30%
C000264062 | Put
Holdings [Line Items]
Percent of Total Investments	6.80%
C000264065 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.80%
C000264065 | Equity Fund
Holdings [Line Items]
Percent of Total Investments	86.30%
C000264065 | Call
Holdings [Line Items]
Percent of Total Investments	3.80%
C000264065 | Put
Holdings [Line Items]
Percent of Total Investments	9.10%